Income taxes - Deferred income taxes balances net by entity (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Abstract]
Deferred income tax assets	R$ 340,909	R$ 329,082
Deferred income tax liabilities	(12,424)	(12,351)
Deferred income tax , net	R$ 328,485	R$ 316,731	R$ 193,495